SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income taxes from operations in the PRC	$ (250,009)	$ (280,517)
Statutory income tax rate	25.00%	25.00%
Income tax expense at statutory rate	$ (62,502)	$ (70,129)
Tax effect of non-deductible items
Valuation allowance of deferred tax assets	62,502	70,129
Income tax expense